Interest in Master Trust	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Master Trust [Line Items]
Interest in Master Trust	Interest in Master Trust
The Plan’s investments are held in the Master Trust. The Plan maintains a divided beneficial interest in each of the investment accounts of the Master Trust.
The Plan’s interest in the investments of the Master Trust is based on the individual Plan participants’ investment balances (divided interest). Investment income (loss) is allocated by the Trustee on a daily basis through a valuation of each participating plan’s investments and each participant’s share of each investment. Expenses relating to the Master Trust are allocated to the individual funds based upon each participant’s pro rata share, per-share calculation, or by transaction in a specific fund. The Plan held a 24.7% and 25.4% interest in the Master Trust at December 31, 2025 and 2024, respectively.
The net assets of the Master Trust for the years ended December 31 are as follows:

	2025		2024
	Master Trust	Plan's interest in the Master Trust	Master Trust	Plan's interest in the Master Trust
Investments, at fair value:
Mosaic Company common stock	$13,661,386	$3,150,616	$14,786,436	$3,659,576
Mutual funds	90,608,478	14,955,969	94,246,522	17,157,947
Common collective trust funds	1,100,476,410	275,133,219	979,257,298	248,056,346
Money market fund	7,206,729	6,457,713	20,664,452	13,099,732
Total Investments	1,211,953,003	299,697,517	1,108,954,708	281,973,601
Total assets	1,211,953,003	299,697,517	1,108,954,708	281,973,601
Net assets	$1,211,953,003	$299,697,517	$1,108,954,708	$281,973,601
Net investment income of the Master Trust for the years ended December 31 is summarized as follows:

	2025	2024
Interest and dividend income	$6,499,499	$9,000,268
Total net realized and unrealized appreciation in fair value of investments	165,306,458	112,791,494
Investment income	$171,805,957	$121,791,762
Plan's interest in the Master Trust investment income	$41,056,662	$26,764,951